Concentration of credit risk (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of concentration of credit risk

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Percentage of the Company’s total revenues
Customer A	*	11%	13%
Customer B	-	-	17%

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable, net:

	As of December 31,
	2024	2025
	RMB	RMB
Percentage of the Company’s accounts receivables, net
Customer A	35%	37%
Customer B	-	-
Customer C	24%	-

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total contract liabilities:

	As of December 31,
	2024	2025
	RMB	RMB
Percentage of the Company’s contract liabilities
Customer D	-	18%
Customer E	-	18%
Customer F	*	14%
Customer G	*	13%
Customer H	41%	-
Customer I	31%	-

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Percentage of the Company’s total purchases
Supplier A	-	-	17%
Supplier B	*	*	13%
Supplier C	15%	*	-

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)

17.	Concentration of credit risk (cont.)

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total accounts payable:

	As of December 31,
	2024	2025
	RMB	RMB
Percentage of the Company’s accounts payable
Supplier D	19%	46%
Supplier E	18%	-
Supplier F	15%	-
Supplier G	-	13%
Supplier H	-	10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total advance to suppliers, net:

	As of December 31,
	2024	2025
	RMB	RMB
Percentage of the Company’s advance to suppliers, net
Supplier B	18%	*
Supplier I	-	29%
Supplier J	22%	18%
Supplier K	12%	-%
Supplier L	12%	-%

*	Represent percentage less than 10%